Fair Value Measurements - Recurring (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	$ 154,096	$ 159,503
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring		17
Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	19,435	21,087
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring		0
Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	133,494	137,123
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring		2
Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	1,167	1,293
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring		15
Forward loan sale commitments and derivative loan commitments [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	43	136
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring		15
Forward loan sale commitments and derivative loan commitments [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring		0
Forward loan sale commitments and derivative loan commitments [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring		0
Forward loan sale commitments and derivative loan commitments [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	43	136
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring		15
Interest rate swap agreement [Member]
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring		2
Interest rate swap agreement [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring		0
Interest rate swap agreement [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring		2
Interest rate swap agreement [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring		0
U.S. Government and agency obligations [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	61,768	64,296
U.S. Government and agency obligations [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	19,435	21,087
U.S. Government and agency obligations [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	42,333	43,209
U.S. Government and agency obligations [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Government-sponsored enterprises [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	9,217	11,364
Government-sponsored enterprises [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Government-sponsored enterprises [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	9,217	11,364
Government-sponsored enterprises [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Mortgage-backed securities [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	78,295	78,389
Mortgage-backed securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Mortgage-backed securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	78,295	78,389
Mortgage-backed securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Collateralized debt obligations [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	1,124	1,157
Collateralized debt obligations [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Collateralized debt obligations [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Collateralized debt obligations [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	1,124	1,157
Obligations of state and political subdivisions [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	500	1,000
Obligations of state and political subdivisions [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Obligations of state and political subdivisions [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	500	1,000
Obligations of state and political subdivisions [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Tax-exempt securities [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	3,149	3,161
Tax-exempt securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Tax-exempt securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	3,149	3,161
Tax-exempt securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	$ 0	$ 0